INCOME TAXES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Income Taxes Details
Net operating loss carryforwards	$ 24,428,000	$ 19,913,000
Research credit carryforward	1,486,000	1,344,000
Acquired intangible assets, net	(3,724,000)	(3,781,000)
Restricted stock and warrants	222,000
Other temporary differences	219,000	156,000
Total deferred tax assets, net	22,631,000	17,632,000
Valuation allowance	(22,631,000)	(17,632,000)
Net deferred tax asset